June 17, 2009

VIA EDGAR
Brion R. Thompson, Esq.
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	ING Clarion Global Real Estate Income Fund (the “Fund”)

Dear Mr. Thompson:

In accordance with Rule 461 of the General Rules and Regulations under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the Combined Proxy Statement/Prospectus on Form N-14 filed on March 10, 2009 and amended as of the date of this letter (Nos. 333-157821 and 811-21465) so that it may become effective at 10:00 a.m. on June 18, 2009 or as soon as practicable thereafter.

Very truly yours,

ING Clarion Global Real Estate Income Fund

By:	/s/ William E. Zitelli
	Name:	William E. Zitelli
	Title:	Secretary